Summary of Significant Accounting Policies - Summary of Annual Rates at Depreciation (Detail)	12 Months Ended
Dec. 31, 2021
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of remaining lease term or estimated useful life